RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transaction [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLES FROM RELATED PARTIES

Accounts receivable, net consisted of the following:

	As of March 31,
	2026	2025

Accounts receivable – third parties	$489,336	$14,781
Less: allowance for expected credit loss	(623)	(11)
Accounts receivable – third parties, net	$488,713	$14,770

	As of March 31,
	2026	2025

Accounts receivable – related parties	$1,898,905	$2,840,949
Less: allowance for expected credit loss	(129,398)	(25,672)
Accounts receivable – related parties, net	$1,769,507	$2,815,277

	As of March 31,
	2026	2025

Accounts receivable	$2,388,241	$2,855,730
Less: allowance for expected credit loss	(130,021)	(25,683)
Accounts receivable, net	$2,258,220	$2,830,047

SCHEDULE OF BALANCE AMOUNTS DUE FROM RELATED PARTY

As of March 31, 2026 and 2025, the balances of amounts due from a related party were as follows:

	As of March 31,
	2026	2025

Greenspace Ventures Limited	$-	$321,341
Total amounts due from a related party	$-	$321,341

SCHEDULE OF BALANCES OF ACCOUNTS PAYABLE TO RELATED PARTY

As of March 31, 2026 and 2025, the balances of accounts payable to a related party was follows:

	As of March 31,
	2026	2025

Sky Sun Trading Limited	$15,306	$-
TioStone Environmental Limited	-	56,791
Total accounts payable to related party	$15,306	$56,791

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

As of March 31, 2026 and 2025, the balance of amounts due to related parties were as follows:

	As of March 31,
	2026	2025

TioStone Holdings Limited	$6,355	$-
TioStone Environmental Limited	5,102	-
Total amounts due to related parties	$11,457	$-

SCHEDULE OF PREPAYMENTS AND RENTAL DEPOSITS PAID TO RELATED PARTIES

As of March 31, 2026 and 2025, the balance of prepayments and rental deposits paid to related parties, net were as follows:

	As of March 31,
	2026	2025

Prepayments
CS TECH Solution Limited	$95,663	$-
Rental deposits paid
Sky Sun Trading Limited	15,306	15,424
Subtotal	110,969	15,424
Less: allowance for expected credit loss	(272)	-
Total	$110,697	$15,424

SCHEDULE OF RENTAL DEPOSIT RECEIVED FROM RELATED PARTIES

As of March 31, 2026 and 2025, the balances of rental deposits received from related parties were as follows:

	As of March 31,
	2026	2025

CS TECH Solution Limited	$13,393	$13,496
Tailor Recycled Aggregates (HK) Limited	-	71,145
Total rental deposits received from related parties	$13,393	$84,641

SCHEDULE OF RIGHT OF USE ASSETS OPERATING LEASE FROM RELATED PARTY

As of March 31, 2026 and 2025, the balances of right-of-use assets – operating lease from related party were as follows:

	As of March 31,
	2026	2025

Sky Sun Trading Limited	$82,015	$167,631
Total right-of-use assets – operating lease – related party	$82,015	$167,631

SCHEDULE OF OPERATING LEASE LIABILITIES FROM RELATED PARTY

As of March 31, 2026 and 2025, the balances of operating lease liabilities from related party including current portion and non-current portion were as follows:

	As of March 31,
	2026	2025

Sky Sun Trading Limited:
Current portion	$82,015	$92,694
Non-current portion	-	82,649
Total operating lease liabilities – related party	$82,015	$175,343

SCHEDULE OF RELATED PARTY TRANSACTION

The following are the related party transactions for the years ended March 31, 2026, 2025 and 2024:

	For the years ended March 31,
	2026	2025	2024
Revenue from sale of environmentally-friendly construction bricks
TioStone Environmental Limited	$2,244,485	$4,473,319	$1,980,405

Rental income from subleases of factory and office
TioStone Environmental Limited	$18,453	$3,079	$-
CS TECH Solution Limited	9,226	88,132	34,083
Greenspace Ventures Limited	9,226	1,540	-
Tailor Recycled Aggregates (HK) Limited	488,800	430,655	421,696
	$525,705	$523,406	$455,779

Other income
Tailor Recycled Aggregates (HK) Limited	$116,004	$-	$-

Cost of purchases
TioStone Environmental Limited	$83,628	$514,170	$495,341
Tailor Recycled Aggregates (HK) Limited	-	15,394	-
	$83,628	$529,564	$495,341

Transportation cost
TioStone Environmental Limited	$25,914	$253,889	$108,999

Rental expenses for office
Sky Sun Trading Limited	$92,263	$15,394	$-

Consulting fee / management fee
TioStone Holdings Limited	$109,646	$101,402	$77,792
Tailor Recycled Aggregates (HK) Limited	-	-	17,556
	$109,646	$101,402	$95,348

Accountancy fee
TioStone Holdings Limited	$24,954	$15,448	$-
CS TECH Solution Limited	-	4,618	3,585
	$24,954	$20,066	$3,585

Technical know-how expense
CS TECH Solution Limited	$5,648	$-	$-

Allowance for expected credit loss for other receivables
Sky Sun Trading Limited	$272	$-	$-

Allowance for expected credit loss for trade receivables
CS TECH Solution Limited	$22,914	$18,570	$-
Tailor Recycled Aggregates Limited	62	-	-
TioStone Environmental Limited	106,484	(6,774)	-

	$129,460	$11,796	$-

Related Party [Member]
Related Party Transaction [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLES FROM RELATED PARTIES

As of March 31, 2026 and 2025, the balances of accounts receivable from related parties, net were as follows:

	As of March 31,
	2026	2025

CS TECH Solution Limited	$92,154	$98,253
Greenspace Ventures Limited	-	1,542
TioStone Environmental Limited	1,677,353	2,715,482
Total accounts receivable from related parties	$1,769,507	$2,815,277